CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
CONVERTIBLE NOTES PAYABLE
Summary of Convertible Notes Payble
	June 30, 2024	December 31, 2023
Beginning balance	$820,250	$545,250
Additions to convertible debt	355,000	330,000
Conversion of advances and accrued interest to convertible debt	420,489	-
Conversion of convertible debt to common stock	(471,250)	(55,000)
Total	$1,124,489	$820,250